Business, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of segments	6
Property, Plant and Equipment [Abstract]
Cost basis of property, equipment and leasehold improvements	$ 2,000,000,000	$ 2,000,000,000
Accumulated depreciation and amortization of property, equipment and leasehold improvements	1,000,000,000	1,000,000,000
Depreciation and amortization expense	182,000,000	183,000,000	208,000,000
Cost basis of computer software	1,900,000,000	1,700,000,000
Accumulated amortization of computer software	1,300,000,000	1,100,000,000
Amortization expense related to computer software	212,000,000	216,000,000	221,000,000
Accounting Standards Update 2011-06 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of the new accounting pronouncement	57,000,000
Accounting Standards Update 2013-11 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of the new accounting pronouncement	$ 277,000,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years
Minimum
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation	20 years
Minimum | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum | VODA and VOCRA [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Maximum
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation	55 years
Maximum | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Maximum | VODA and VOCRA [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	40 years